Label	Element	Value
Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Thompson LargeCap Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Thompson LargeCap Fund (the “LargeCap Fund”) seeks a high level of long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the LargeCap Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the LargeCap Fund.
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2026
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	21.00%
Strategy [Heading]	oef_StrategyHeading	Investments, Risks, and Performance
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Principal Investment Strategies of the Fund

The LargeCap Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of equity securities of large-capitalization companies that at the time of purchase fall within the capitalization ranges of companies in the S&P 500 Index, the Fund’s benchmark. Although market capitalizations are constantly changing, as of December 31, 2024, the smallest company in the S&P 500 Index had a market capitalization of $5.8 billion. The Fund’s equity investments included within this 80% may include common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs). Although current income is not its primary objective, the LargeCap Fund anticipates that capital growth will be accompanied by growth through dividend income.

We invest in equity securities that possess most of the following characteristics:

●	Leading market positions

●	High barriers to entry and other competitive or technological advantages

●	High returns on equity and assets

●	Good growth prospects

●	Strong management

●	Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the LargeCap Fund invests in a diversified portfolio of companies, including companies from a blend of industries and style classes. We believe that holding a diverse group of stocks will provide competitive returns under different market environments relative to more narrow investment styles. Our flexible approach to equity investing enables us to adapt to changing market trends and conditions and to invest wherever we believe opportunity exists.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the LargeCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the LargeCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	LargeCap Fund Calendar Year Total Returns
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	The Fund’s highest/lowest quarterly results during this period were:
Highest:	24.54%	(quarter ended 6/30/20)
Lowest:	-29.91%	(quarter ended 3/31/20)

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	24.54%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(29.91%)
Performance Table Heading	oef_PerformanceTableHeading	LargeCap Fund Average Annual Total Returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate for 2024 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rate for 2024 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates makes any representation regarding the advisability of investing in such products.

Thompson LargeCap Fund | Thompson LargeCap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Like all investments, an investment in the LargeCap Fund is subject to risks, and you could lose money investing in the Fund.
Thompson LargeCap Fund | Thompson LargeCap Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The value of equity securities in the Fund’s portfolio may decline, resulting in a decline in the Fund’s share price and total return. The equity securities held by the LargeCap Fund fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these stocks and their industries.

Thompson LargeCap Fund | Thompson LargeCap Fund | Large Cap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Cap Risk. Companies having large capitalizations tend to be more mature than smaller-capitalization stocks. As a result, these types of companies may have fewer opportunities to grow relative to the economy as a whole.

Thompson LargeCap Fund | Thompson LargeCap Fund | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Active Management Risk. Our selection of securities for the LargeCap Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally. The selection of securities for the LargeCap Fund may be more or less heavily allocated to some sectors or types of securities than the Fund’s benchmark, which may cause the Fund’s performance and/or risk profile to differ significantly from its benchmark.

Thompson LargeCap Fund | Thompson LargeCap Fund | Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Style Risk. From time to time we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or the stock markets generally during these periods.

Thompson LargeCap Fund | Thompson LargeCap Fund | Smaller Cap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Smaller Cap Risk. Companies having medium and smaller capitalizations are subject to greater price volatility than stocks of large companies and may have lower trading volume and less market liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Thompson LargeCap Fund | Thompson LargeCap Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Additionally, some foreign issuers are subject to less stringent and less uniform regulatory, financial reporting, and accounting standards and practices than U.S. issuers.

Thompson LargeCap Fund | Thompson LargeCap Fund | Real Estate Investment Trusts [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Real Estate Investment Trusts. Real Estate Investment Trusts (“REITs”) are subject to the risks associated with owning real estate, depend on specialized management skills and may have limited diversification and smaller market capitalizations.

Thompson LargeCap Fund | Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee	oef_RedemptionFee	$ 0
Exchange Fee	oef_ExchangeFee	0
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	609
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,362
Thompson LargeCap Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.10%
Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(8.09%)
Annual Return [Percent]	oef_AnnlRtrPct	17.95%
Annual Return [Percent]	oef_AnnlRtrPct	18.24%
Annual Return [Percent]	oef_AnnlRtrPct	(12.29%)
Annual Return [Percent]	oef_AnnlRtrPct	33.58%
Annual Return [Percent]	oef_AnnlRtrPct	15.50%
Annual Return [Percent]	oef_AnnlRtrPct	28.05%
Annual Return [Percent]	oef_AnnlRtrPct	(15.73%)
Annual Return [Percent]	oef_AnnlRtrPct	21.92%
Annual Return [Percent]	oef_AnnlRtrPct	16.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.30%
Thompson LargeCap Fund | Thompson LargeCap Fund | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.39%
Thompson LargeCap Fund | Thompson LargeCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.39%

[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2026, so that the annual operating expenses of the Fund do not exceed 0.99% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.